Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	%	%	%	%
BMS (including Celgene)	73	(62)	86	23
GTA	—	45	—	64
Bayer	16	71	8	7
Sanofi	6	—	4	—
Others	5	46	2	6
	100	100	100	100

Disclosure of products and services

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Service fees	336	133	336	333
Licensing fees - opt-in payments and milestones achieved	—	—	—	3,349
Licensing fees - upfront payments and research funding (including term extension payments)	6,801	159	13,776	1,893
Total Revenue	7,137	292	14,112	5,575